Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XIII
Entity Central Index Key	0000356349
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000117927 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class R6
Trading Symbol	MFGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class R6 shares of the MFS Government Securities Fund (fund) provided a total return of 5.93%, at net asset value. This compares with a return of 6.26% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 6.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and an overweight exposure to Agency MBS, specifically an out of benchmark exposure to collateralized mortgage obligations (CMO) aided relative performance.
    The fund's yield curve positioning further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's shorter duration stance in interest rate swaps held back relative results as interest rates generally declined during the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	5.93%	0.19%	1.34%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.26%	0.42%	1.97%
Bloomberg U.S. Government/Mortgage Index ∆	6.08%	0.20%	1.40%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 2,021,981,426
Holdings Count | Holding	771
Advisory Fees Paid, Amount	$ 7,105,080	[1]
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,021,981,426	Average Effective Maturity (yrs):	5.6
Total Number of Holdings:	771	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	7,105,080
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	5.5%
AA	1.5%
A	0.2%
U.S. Government	36.1%
Federal Agencies	53.5%
Not Rated	0.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002008 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class R4
Trading Symbol	MFGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class R4 shares of the MFS Government Securities Fund (fund) provided a total return of 5.83%, at net asset value. This compares with a return of 6.26% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 6.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and an overweight exposure to Agency MBS, specifically an out of benchmark exposure to collateralized mortgage obligations (CMO) aided relative performance.
    The fund's yield curve positioning further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's shorter duration stance in interest rate swaps held back relative results as interest rates generally declined during the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	5.83%	0.09%	1.24%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.26%	0.42%	1.97%
Bloomberg U.S. Government/Mortgage Index ∆	6.08%	0.20%	1.40%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 2,021,981,426
Holdings Count | Holding	771
Advisory Fees Paid, Amount	$ 7,105,080	[2]
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,021,981,426	Average Effective Maturity (yrs):	5.6
Total Number of Holdings:	771	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	7,105,080
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	5.5%
AA	1.5%
A	0.2%
U.S. Government	36.1%
Federal Agencies	53.5%
Not Rated	0.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002018 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class R3
Trading Symbol	MFGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class R3 shares of the MFS Government Securities Fund (fund) provided a total return of 5.69%, at net asset value. This compares with a return of 6.26% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 6.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and an overweight exposure to Agency MBS, specifically an out of benchmark exposure to collateralized mortgage obligations (CMO) aided relative performance.
    The fund's yield curve positioning further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's shorter duration stance in interest rate swaps held back relative results as interest rates generally declined during the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	5.69%	(0.16)%	0.98%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.26%	0.42%	1.97%
Bloomberg U.S. Government/Mortgage Index ∆	6.08%	0.20%	1.40%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 2,021,981,426
Holdings Count | Holding	771
Advisory Fees Paid, Amount	$ 7,105,080	[3]
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,021,981,426	Average Effective Maturity (yrs):	5.6
Total Number of Holdings:	771	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	7,105,080
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Purchased Options	0.0%
Composition including fixed income credit quality
AAA	5.5%
AA	1.5%
A	0.2%
U.S. Government	36.1%
Federal Agencies	53.5%
Not Rated	0.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
C000002017 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class R2
Trading Symbol	MGVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$105	1.02%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class R2 shares of the MFS Government Securities Fund (fund) provided a total return of 5.31%, at net asset value. This compares with a return of 6.26% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 6.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and an overweight exposure to Agency MBS, specifically an out of benchmark exposure to collateralized mortgage obligations (CMO) aided relative performance.
    The fund's yield curve positioning further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's shorter duration stance in interest rate swaps held back relative results as interest rates generally declined during the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	5.31%	(0.41)%	0.73%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.26%	0.42%	1.97%
Bloomberg U.S. Government/Mortgage Index ∆	6.08%	0.20%	1.40%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 2,021,981,426
Holdings Count | Holding	771
Advisory Fees Paid, Amount	$ 7,105,080	[4]
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,021,981,426	Average Effective Maturity (yrs):	5.6
Total Number of Holdings:	771	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	7,105,080
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Purchased Options	0.0%
Composition including fixed income credit quality
AAA	5.5%
AA	1.5%
A	0.2%
U.S. Government	36.1%
Federal Agencies	53.5%
Not Rated	0.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
C000002015 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class R1
Trading Symbol	MFGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$156	1.52%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class R1 shares of the MFS Government Securities Fund (fund) provided a total return of 4.79%, at net asset value. This compares with a return of 6.26% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 6.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and an overweight exposure to Agency MBS, specifically an out of benchmark exposure to collateralized mortgage obligations (CMO) aided relative performance.
    The fund's yield curve positioning further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's shorter duration stance in interest rate swaps held back relative results as interest rates generally declined during the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	4.79%	(0.91)%	0.23%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.26%	0.42%	1.97%
Bloomberg U.S. Government/Mortgage Index ∆	6.08%	0.20%	1.40%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 2,021,981,426
Holdings Count | Holding	771
Advisory Fees Paid, Amount	$ 7,105,080	[5]
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,021,981,426	Average Effective Maturity (yrs):	5.6
Total Number of Holdings:	771	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	7,105,080
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Purchased Options	0.0%
Composition including fixed income credit quality
AAA	5.5%
AA	1.5%
A	0.2%
U.S. Government	36.1%
Federal Agencies	53.5%
Not Rated	0.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
C000002006 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class I
Trading Symbol	MGSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class I shares of the MFS Government Securities Fund (fund) provided a total return of 5.95%, at net asset value. This compares with a return of 6.26% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 6.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and an overweight exposure to Agency MBS, specifically an out of benchmark exposure to collateralized mortgage obligations (CMO) aided relative performance.
    The fund's yield curve positioning further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's shorter duration stance in interest rate swaps held back relative results as interest rates generally declined during the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	5.95%	0.09%	1.23%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.26%	0.42%	1.97%
Bloomberg U.S. Government/Mortgage Index ∆	6.08%	0.20%	1.40%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 2,021,981,426
Holdings Count | Holding	771
Advisory Fees Paid, Amount	$ 7,105,080	[6]
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,021,981,426	Average Effective Maturity (yrs):	5.6
Total Number of Holdings:	771	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	7,105,080
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	5.5%
AA	1.5%
A	0.2%
U.S. Government	36.1%
Federal Agencies	53.5%
Not Rated	0.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002013 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class C
Trading Symbol	MFGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$155	1.51%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class C shares of the MFS Government Securities Fund (fund) provided a total return of 4.90%, at net asset value. This compares with a return of 6.26% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 6.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and an overweight exposure to Agency MBS, specifically an out of benchmark exposure to collateralized mortgage obligations (CMO) aided relative performance.
    The fund's yield curve positioning further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's shorter duration stance in interest rate swaps held back relative results as interest rates generally declined during the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	4.90%	(0.90)%	0.23%
C with CDSC (1% for 12 months)×	3.90%	(0.90)%	0.23%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.26%	0.42%	1.97%
Bloomberg U.S. Government/Mortgage Index ∆	6.08%	0.20%	1.40%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 2,021,981,426
Holdings Count | Holding	771
Advisory Fees Paid, Amount	$ 7,105,080	[7]
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,021,981,426	Average Effective Maturity (yrs):	5.6
Total Number of Holdings:	771	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	7,105,080
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	5.5%
AA	1.5%
A	0.2%
U.S. Government	36.1%
Federal Agencies	53.5%
Not Rated	0.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002012 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class B
Trading Symbol	MFGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$156	1.52%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class B shares of the MFS Government Securities Fund (fund) provided a total return of 4.79%, at net asset value. This compares with a return of 6.26% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 6.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and an overweight exposure to Agency MBS, specifically an out of benchmark exposure to collateralized mortgage obligations (CMO) aided relative performance.
    The fund's yield curve positioning further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's shorter duration stance in interest rate swaps held back relative results as interest rates generally declined during the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	4.79%	(0.91)%	0.23%
B with CDSC (declining over six years from 4% to 0%)×	0.79%	(1.27)%	0.23%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.26%	0.42%	1.97%
Bloomberg U.S. Government/Mortgage Index ∆	6.08%	0.20%	1.40%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 2,021,981,426
Holdings Count | Holding	771
Advisory Fees Paid, Amount	$ 7,105,080	[8]
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,021,981,426	Average Effective Maturity (yrs):	5.6
Total Number of Holdings:	771	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	7,105,080
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	5.5%
AA	1.5%
A	0.2%
U.S. Government	36.1%
Federal Agencies	53.5%
Not Rated	0.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002007 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class A
Trading Symbol	MFGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class A shares of the MFS Government Securities Fund (fund) provided a total return of 5.57%, at net asset value. This compares with a return of 6.26% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 6.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and an overweight exposure to Agency MBS, specifically an out of benchmark exposure to collateralized mortgage obligations (CMO) aided relative performance.
    The fund's yield curve positioning further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's shorter duration stance in interest rate swaps held back relative results as interest rates generally declined during the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	5.57%	(0.16)%	0.98%
A with initial sales charge (4.25%)	1.08%	(1.02)%	0.55%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.26%	0.42%	1.97%
Bloomberg U.S. Government/Mortgage Index ∆	6.08%	0.20%	1.40%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 2,021,981,426
Holdings Count | Holding	771
Advisory Fees Paid, Amount	$ 7,105,080	[9]
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,021,981,426	Average Effective Maturity (yrs):	5.6
Total Number of Holdings:	771	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	7,105,080
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	5.5%
AA	1.5%
A	0.2%
U.S. Government	36.1%
Federal Agencies	53.5%
Not Rated	0.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000033358 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® DiversifiedIncome Fund
Class Name	Class A
Trading Symbol	DIFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$94	0.89%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 94	[10]
Expense Ratio, Percent	0.89%	[10]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2026, Class A shares of the fund provided a total return of 11.09%, at net asset value. This compares with a return of 16.99% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 11.87%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    The fund's overweight allocation and security selection within the global high dividend segment strengthened relative returns.
    Security selection and an underweight allocation to the high yield corporates segment also benefited relative results.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the REITS segment weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	11.09%	4.45%	5.59%
A with initial sales charge (4.25%)	6.37%	3.55%	5.13%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.99%	14.19%	15.50%
MFS Diversified Income Fund Blended Index ∆	11.87%	5.03%	6.19%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 1,877,496,274
Holdings Count | Holding	1,334
Advisory Fees Paid, Amount	$ 10,172,783	[11]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	1,877,496,274	Total Management Fee ($)#:	10,172,783
Total Number of Holdings:	1,334	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income ~	62.1%
Equities	36.4%
Money Market Funds	1.3%
Purchased Options	0.2%
Equity sectors
Real Estate	12.7%
Consumer Staples	3.9%
Financials	3.7%
Health Care	3.5%
Industrials	2.7%
Energy	2.4%
Information Technology	2.0%
Consumer Discretionary	1.9%
Utilities	1.6%
Communication Services	1.2%
Materials	0.7%
Index Options	0.1%
Equity Options	0.1%
Convertible Debt	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.2%
AA	1.3%
A	7.6%
BBB	12.6%
BB	15.0%
B	10.1%
CCC	3.5%
CC	0.0%
C	0.1%
U.S. Government	4.6%
Federal Agencies	5.7%
Not Rated	0.4%
Non-Fixed Income	36.6%
Money Market Funds	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000033359 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® DiversifiedIncome Fund
Class Name	Class C
Trading Symbol	DIFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$172	1.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 172	[12]
Expense Ratio, Percent	1.64%	[12]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2026, Class C shares of the fund provided a total return of 10.18%, at net asset value. This compares with a return of 16.99% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 11.87%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    The fund's overweight allocation and security selection within the global high dividend segment strengthened relative returns.
    Security selection and an underweight allocation to the high yield corporates segment also benefited relative results.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the REITS segment weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	10.18%	3.66%	4.80%
C with CDSC (1% for 12 months)×	9.18%	3.66%	4.80%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.99%	14.19%	15.50%
MFS Diversified Income Fund Blended Index ∆	11.87%	5.03%	6.19%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 1,877,496,274
Holdings Count | Holding	1,334
Advisory Fees Paid, Amount	$ 10,172,783	[13]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	1,877,496,274	Total Management Fee ($)#:	10,172,783
Total Number of Holdings:	1,334	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income ~	62.1%
Equities	36.4%
Money Market Funds	1.3%
Purchased Options	0.2%
Equity sectors
Real Estate	12.7%
Consumer Staples	3.9%
Financials	3.7%
Health Care	3.5%
Industrials	2.7%
Energy	2.4%
Information Technology	2.0%
Consumer Discretionary	1.9%
Utilities	1.6%
Communication Services	1.2%
Materials	0.7%
Index Options	0.1%
Equity Options	0.1%
Convertible Debt	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.2%
AA	1.3%
A	7.6%
BBB	12.6%
BB	15.0%
B	10.1%
CCC	3.5%
CC	0.0%
C	0.1%
U.S. Government	4.6%
Federal Agencies	5.7%
Not Rated	0.4%
Non-Fixed Income	36.6%
Money Market Funds	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000033360 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® DiversifiedIncome Fund
Class Name	Class I
Trading Symbol	DIFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$68	0.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 68	[14]
Expense Ratio, Percent	0.64%	[14]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2026, Class I shares of the fund provided a total return of 11.27%, at net asset value. This compares with a return of 16.99% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 11.87%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    The fund's overweight allocation and security selection within the global high dividend segment strengthened relative returns.
    Security selection and an underweight allocation to the high yield corporates segment also benefited relative results.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the REITS segment weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	11.27%	4.70%	5.85%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.99%	14.19%	15.50%
MFS Diversified Income Fund Blended Index ∆	11.87%	5.03%	6.19%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 1,877,496,274
Holdings Count | Holding	1,334
Advisory Fees Paid, Amount	$ 10,172,783	[15]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	1,877,496,274	Total Management Fee ($)#:	10,172,783
Total Number of Holdings:	1,334	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income ~	62.1%
Equities	36.4%
Money Market Funds	1.3%
Purchased Options	0.2%
Equity sectors
Real Estate	12.7%
Consumer Staples	3.9%
Financials	3.7%
Health Care	3.5%
Industrials	2.7%
Energy	2.4%
Information Technology	2.0%
Consumer Discretionary	1.9%
Utilities	1.6%
Communication Services	1.2%
Materials	0.7%
Index Options	0.1%
Equity Options	0.1%
Convertible Debt	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.2%
AA	1.3%
A	7.6%
BBB	12.6%
BB	15.0%
B	10.1%
CCC	3.5%
CC	0.0%
C	0.1%
U.S. Government	4.6%
Federal Agencies	5.7%
Not Rated	0.4%
Non-Fixed Income	36.6%
Money Market Funds	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068409 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® DiversifiedIncome Fund
Class Name	Class R1
Trading Symbol	DIFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$172	1.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 172	[16]
Expense Ratio, Percent	1.64%	[16]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2026, Class R1 shares of the fund provided a total return of 10.19%, at net asset value. This compares with a return of 16.99% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 11.87%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    The fund's overweight allocation and security selection within the global high dividend segment strengthened relative returns.
    Security selection and an underweight allocation to the high yield corporates segment also benefited relative results.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the REITS segment weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	10.19%	3.66%	4.80%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.99%	14.19%	15.50%
MFS Diversified Income Fund Blended Index ∆	11.87%	5.03%	6.19%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 1,877,496,274
Holdings Count | Holding	1,334
Advisory Fees Paid, Amount	$ 10,172,783	[17]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	1,877,496,274	Total Management Fee ($)#:	10,172,783
Total Number of Holdings:	1,334	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income ~	62.1%
Equities	36.4%
Money Market Funds	1.3%
Purchased Options	0.2%
Equity sectors
Real Estate	12.7%
Consumer Staples	3.9%
Financials	3.7%
Health Care	3.5%
Industrials	2.7%
Energy	2.4%
Information Technology	2.0%
Consumer Discretionary	1.9%
Utilities	1.6%
Communication Services	1.2%
Materials	0.7%
Index Options	0.1%
Equity Options	0.1%
Convertible Debt	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.2%
AA	1.3%
A	7.6%
BBB	12.6%
BB	15.0%
B	10.1%
CCC	3.5%
CC	0.0%
C	0.1%
U.S. Government	4.6%
Federal Agencies	5.7%
Not Rated	0.4%
Non-Fixed Income	36.6%
Money Market Funds	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068410 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® DiversifiedIncome Fund
Class Name	Class R2
Trading Symbol	DIFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$120	1.14%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 120	[18]
Expense Ratio, Percent	1.14%	[18]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2026, Class R2 shares of the fund provided a total return of 10.73%, at net asset value. This compares with a return of 16.99% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 11.87%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    The fund's overweight allocation and security selection within the global high dividend segment strengthened relative returns.
    Security selection and an underweight allocation to the high yield corporates segment also benefited relative results.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the REITS segment weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	10.73%	4.18%	5.32%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.99%	14.19%	15.50%
MFS Diversified Income Fund Blended Index ∆	11.87%	5.03%	6.19%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 1,877,496,274
Holdings Count | Holding	1,334
Advisory Fees Paid, Amount	$ 10,172,783	[19]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	1,877,496,274	Total Management Fee ($)#:	10,172,783
Total Number of Holdings:	1,334	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income ~	62.1%
Equities	36.4%
Money Market Funds	1.3%
Purchased Options	0.2%
Equity sectors
Real Estate	12.7%
Consumer Staples	3.9%
Financials	3.7%
Health Care	3.5%
Industrials	2.7%
Energy	2.4%
Information Technology	2.0%
Consumer Discretionary	1.9%
Utilities	1.6%
Communication Services	1.2%
Materials	0.7%
Index Options	0.1%
Equity Options	0.1%
Convertible Debt	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.2%
AA	1.3%
A	7.6%
BBB	12.6%
BB	15.0%
B	10.1%
CCC	3.5%
CC	0.0%
C	0.1%
U.S. Government	4.6%
Federal Agencies	5.7%
Not Rated	0.4%
Non-Fixed Income	36.6%
Money Market Funds	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068411 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® DiversifiedIncome Fund
Class Name	Class R3
Trading Symbol	DIFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$94	0.89%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 94	[20]
Expense Ratio, Percent	0.89%	[20]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2026, Class R3 shares of the fund provided a total return of 11.00%, at net asset value. This compares with a return of 16.99% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 11.87%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    The fund's overweight allocation and security selection within the global high dividend segment strengthened relative returns.
    Security selection and an underweight allocation to the high yield corporates segment also benefited relative results.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the REITS segment weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	11.00%	4.43%	5.59%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.99%	14.19%	15.50%
MFS Diversified Income Fund Blended Index ∆	11.87%	5.03%	6.19%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 1,877,496,274
Holdings Count | Holding	1,334
Advisory Fees Paid, Amount	$ 10,172,783	[21]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	1,877,496,274	Total Management Fee ($)#:	10,172,783
Total Number of Holdings:	1,334	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income ~	62.1%
Equities	36.4%
Money Market Funds	1.3%
Purchased Options	0.2%
Equity sectors
Real Estate	12.7%
Consumer Staples	3.9%
Financials	3.7%
Health Care	3.5%
Industrials	2.7%
Energy	2.4%
Information Technology	2.0%
Consumer Discretionary	1.9%
Utilities	1.6%
Communication Services	1.2%
Materials	0.7%
Index Options	0.1%
Equity Options	0.1%
Convertible Debt	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.2%
AA	1.3%
A	7.6%
BBB	12.6%
BB	15.0%
B	10.1%
CCC	3.5%
CC	0.0%
C	0.1%
U.S. Government	4.6%
Federal Agencies	5.7%
Not Rated	0.4%
Non-Fixed Income	36.6%
Money Market Funds	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068412 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® DiversifiedIncome Fund
Class Name	Class R4
Trading Symbol	DIFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$68	0.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 68	[22]
Expense Ratio, Percent	0.64%	[22]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2026, Class R4 shares of the fund provided a total return of 11.28%, at net asset value. This compares with a return of 16.99% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 11.87%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    The fund's overweight allocation and security selection within the global high dividend segment strengthened relative returns.
    Security selection and an underweight allocation to the high yield corporates segment also benefited relative results.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the REITS segment weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	11.28%	4.68%	5.84%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.99%	14.19%	15.50%
MFS Diversified Income Fund Blended Index ∆	11.87%	5.03%	6.19%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 1,877,496,274
Holdings Count | Holding	1,334
Advisory Fees Paid, Amount	$ 10,172,783	[23]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	1,877,496,274	Total Management Fee ($)#:	10,172,783
Total Number of Holdings:	1,334	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income ~	62.1%
Equities	36.4%
Money Market Funds	1.3%
Purchased Options	0.2%
Equity sectors
Real Estate	12.7%
Consumer Staples	3.9%
Financials	3.7%
Health Care	3.5%
Industrials	2.7%
Energy	2.4%
Information Technology	2.0%
Consumer Discretionary	1.9%
Utilities	1.6%
Communication Services	1.2%
Materials	0.7%
Index Options	0.1%
Equity Options	0.1%
Convertible Debt	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.2%
AA	1.3%
A	7.6%
BBB	12.6%
BB	15.0%
B	10.1%
CCC	3.5%
CC	0.0%
C	0.1%
U.S. Government	4.6%
Federal Agencies	5.7%
Not Rated	0.4%
Non-Fixed Income	36.6%
Money Market Funds	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000117928 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® DiversifiedIncome Fund
Class Name	Class R6
Trading Symbol	DIFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$58	0.55%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 58	[24]
Expense Ratio, Percent	0.55%	[24]
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2026, Class R6 shares of the fund provided a total return of 11.38%, at net asset value. This compares with a return of 16.99% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 11.87%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    The fund's overweight allocation and security selection within the global high dividend segment strengthened relative returns.
    Security selection and an underweight allocation to the high yield corporates segment also benefited relative results.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the REITS segment weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	11.38%	4.79%	5.94%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.99%	14.19%	15.50%
MFS Diversified Income Fund Blended Index ∆	11.87%	5.03%	6.19%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 1,877,496,274
Holdings Count | Holding	1,334
Advisory Fees Paid, Amount	$ 10,172,783	[25]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	1,877,496,274	Total Management Fee ($)#:	10,172,783
Total Number of Holdings:	1,334	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income ~	62.1%
Equities	36.4%
Money Market Funds	1.3%
Purchased Options	0.2%
Equity sectors
Real Estate	12.7%
Consumer Staples	3.9%
Financials	3.7%
Health Care	3.5%
Industrials	2.7%
Energy	2.4%
Information Technology	2.0%
Consumer Discretionary	1.9%
Utilities	1.6%
Communication Services	1.2%
Materials	0.7%
Index Options	0.1%
Equity Options	0.1%
Convertible Debt	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.2%
AA	1.3%
A	7.6%
BBB	12.6%
BB	15.0%
B	10.1%
CCC	3.5%
CC	0.0%
C	0.1%
U.S. Government	4.6%
Federal Agencies	5.7%
Not Rated	0.4%
Non-Fixed Income	36.6%
Money Market Funds	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000117930 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Fund
Class Name	Class R6
Trading Symbol	NDVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class R6 shares of the MFS New Discovery Value Fund (fund) provided a total return of 11.27%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 24.95%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the health care and materials sectors held back relative results.
    Security selection within the energy and consumer discretionary sectors also detracted from the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	11.27%	7.74%	11.77%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	12.80%	15.08%
Russell 2000® Value Index ∆	24.95%	7.67%	10.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 2,737,358,846
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 22,577,888	[26]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,737,358,846	Total Management Fee ($)#:	22,577,888
Total Number of Holdings:	136	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	22.0%
Industrials	13.9%
Information Technology	10.3%
Health Care	9.7%
Consumer Discretionary	8.5%
Materials	8.4%
Energy	7.9%
Real Estate	7.4%
Utilities	6.9%
Communication Services	2.1%
Consumer Staples	1.7%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%

C000100963 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Fund
Class Name	Class R4
Trading Symbol	NDVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class R4 shares of the MFS New Discovery Value Fund (fund) provided a total return of 11.11%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 24.95%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the health care and materials sectors held back relative results.
    Security selection within the energy and consumer discretionary sectors also detracted from the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	11.11%	7.63%	11.65%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	12.80%	15.08%
Russell 2000® Value Index ∆	24.95%	7.67%	10.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 2,737,358,846
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 22,577,888	[27]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,737,358,846	Total Management Fee ($)#:	22,577,888
Total Number of Holdings:	136	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	22.0%
Industrials	13.9%
Information Technology	10.3%
Health Care	9.7%
Consumer Discretionary	8.5%
Materials	8.4%
Energy	7.9%
Real Estate	7.4%
Utilities	6.9%
Communication Services	2.1%
Consumer Staples	1.7%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%

C000100962 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Fund
Class Name	Class R3
Trading Symbol	NDVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$128	1.21%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class R3 shares of the MFS New Discovery Value Fund (fund) provided a total return of 10.84%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 24.95%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the health care and materials sectors held back relative results.
    Security selection within the energy and consumer discretionary sectors also detracted from the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	10.84%	7.37%	11.38%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	12.80%	15.08%
Russell 2000® Value Index ∆	24.95%	7.67%	10.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 2,737,358,846
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 22,577,888	[28]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,737,358,846	Total Management Fee ($)#:	22,577,888
Total Number of Holdings:	136	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	22.0%
Industrials	13.9%
Information Technology	10.3%
Health Care	9.7%
Consumer Discretionary	8.5%
Materials	8.4%
Energy	7.9%
Real Estate	7.4%
Utilities	6.9%
Communication Services	2.1%
Consumer Staples	1.7%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%

C000100961 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Fund
Class Name	Class R2
Trading Symbol	NDVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$154	1.46%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class R2 shares of the MFS New Discovery Value Fund (fund) provided a total return of 10.57%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 24.95%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the health care and materials sectors held back relative results.
    Security selection within the energy and consumer discretionary sectors also detracted from the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	10.57%	7.09%	11.10%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	12.80%	15.08%
Russell 2000® Value Index ∆	24.95%	7.67%	10.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 2,737,358,846
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 22,577,888	[29]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,737,358,846	Total Management Fee ($)#:	22,577,888
Total Number of Holdings:	136	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	22.0%
Industrials	13.9%
Information Technology	10.3%
Health Care	9.7%
Consumer Discretionary	8.5%
Materials	8.4%
Energy	7.9%
Real Estate	7.4%
Utilities	6.9%
Communication Services	2.1%
Consumer Staples	1.7%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%

C000100960 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Fund
Class Name	Class R1
Trading Symbol	NDVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$206	1.96%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class R1 shares of the MFS New Discovery Value Fund (fund) provided a total return of 9.96%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 24.95%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the health care and materials sectors held back relative results.
    Security selection within the energy and consumer discretionary sectors also detracted from the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	9.96%	6.56%	10.54%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	12.80%	15.08%
Russell 2000® Value Index ∆	24.95%	7.67%	10.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 2,737,358,846
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 22,577,888	[30]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,737,358,846	Total Management Fee ($)#:	22,577,888
Total Number of Holdings:	136	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	22.0%
Industrials	13.9%
Information Technology	10.3%
Health Care	9.7%
Consumer Discretionary	8.5%
Materials	8.4%
Energy	7.9%
Real Estate	7.4%
Utilities	6.9%
Communication Services	2.1%
Consumer Staples	1.7%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%

C000100959 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Fund
Class Name	Class I
Trading Symbol	NDVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class I shares of the MFS New Discovery Value Fund (fund) provided a total return of 11.12%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 24.95%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the health care and materials sectors held back relative results.
    Security selection within the energy and consumer discretionary sectors also detracted from the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	11.12%	7.63%	11.65%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	12.80%	15.08%
Russell 2000® Value Index ∆	24.95%	7.67%	10.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 2,737,358,846
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 22,577,888	[31]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,737,358,846	Total Management Fee ($)#:	22,577,888
Total Number of Holdings:	136	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	22.0%
Industrials	13.9%
Information Technology	10.3%
Health Care	9.7%
Consumer Discretionary	8.5%
Materials	8.4%
Energy	7.9%
Real Estate	7.4%
Utilities	6.9%
Communication Services	2.1%
Consumer Staples	1.7%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%

C000100958 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Fund
Class Name	Class C
Trading Symbol	NDVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$206	1.96%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class C shares of the MFS New Discovery Value Fund (fund) provided a total return of 9.95%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 24.95%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the health care and materials sectors held back relative results.
    Security selection within the energy and consumer discretionary sectors also detracted from the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	9.95%	6.55%	10.54%
C with CDSC (1% for 12 months)×	8.96%	6.55%	10.54%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	12.80%	15.08%
Russell 2000® Value Index ∆	24.95%	7.67%	10.90%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 2,737,358,846
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 22,577,888	[32]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,737,358,846	Total Management Fee ($)#:	22,577,888
Total Number of Holdings:	136	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	22.0%
Industrials	13.9%
Information Technology	10.3%
Health Care	9.7%
Consumer Discretionary	8.5%
Materials	8.4%
Energy	7.9%
Real Estate	7.4%
Utilities	6.9%
Communication Services	2.1%
Consumer Staples	1.7%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%

C000100957 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Fund
Class Name	Class B
Trading Symbol	NDVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$206	1.96%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class B shares of the MFS New Discovery Value Fund (fund) provided a total return of 10.02%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 24.95%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the health care and materials sectors held back relative results.
    Security selection within the energy and consumer discretionary sectors also detracted from the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	10.02%	6.57%	10.55%
B with CDSC (declining over six years from 4% to 0%)×	6.04%	6.27%	10.55%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	12.80%	15.08%
Russell 2000® Value Index ∆	24.95%	7.67%	10.90%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 2,737,358,846
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 22,577,888	[33]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,737,358,846	Total Management Fee ($)#:	22,577,888
Total Number of Holdings:	136	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	22.0%
Industrials	13.9%
Information Technology	10.3%
Health Care	9.7%
Consumer Discretionary	8.5%
Materials	8.4%
Energy	7.9%
Real Estate	7.4%
Utilities	6.9%
Communication Services	2.1%
Consumer Staples	1.7%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%

C000100956 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Fund
Class Name	Class A
Trading Symbol	NDVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$128	1.21%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class A shares of the MFS New Discovery Value Fund (fund) provided a total return of 10.80%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 24.95%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the health care and materials sectors held back relative results.
    Security selection within the energy and consumer discretionary sectors also detracted from the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	10.80%	7.36%	11.37%
A with initial sales charge (5.75%)	4.43%	6.10%	10.72%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	12.80%	15.08%
Russell 2000® Value Index ∆	24.95%	7.67%	10.90%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 2,737,358,846
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 22,577,888	[34]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,737,358,846	Total Management Fee ($)#:	22,577,888
Total Number of Holdings:	136	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	22.0%
Industrials	13.9%
Information Technology	10.3%
Health Care	9.7%
Consumer Discretionary	8.5%
Materials	8.4%
Energy	7.9%
Real Estate	7.4%
Utilities	6.9%
Communication Services	2.1%
Consumer Staples	1.7%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.
[10]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[11]	Includes the effect of any management fee waivers, if applicable.
[12]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[13]	Includes the effect of any management fee waivers, if applicable.
[14]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[15]	Includes the effect of any management fee waivers, if applicable.
[16]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[17]	Includes the effect of any management fee waivers, if applicable.
[18]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[19]	Includes the effect of any management fee waivers, if applicable.
[20]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[21]	Includes the effect of any management fee waivers, if applicable.
[22]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[23]	Includes the effect of any management fee waivers, if applicable.
[24]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[25]	Includes the effect of any management fee waivers, if applicable.
[26]	Includes the effect of any management fee waivers, if applicable.
[27]	Includes the effect of any management fee waivers, if applicable.
[28]	Includes the effect of any management fee waivers, if applicable.
[29]	Includes the effect of any management fee waivers, if applicable.
[30]	Includes the effect of any management fee waivers, if applicable.
[31]	Includes the effect of any management fee waivers, if applicable.
[32]	Includes the effect of any management fee waivers, if applicable.
[33]	Includes the effect of any management fee waivers, if applicable.
[34]	Includes the effect of any management fee waivers, if applicable.